JPMORGAN TRUST I

JPMorgan Country/Region Funds

JPMorgan Asia Equity Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid Japan Fund

(All Share Classes, Prospectuses

dated February 29, 2008)

JPMorgan International Equity Funds

JPMorgan International Equity Fund

(All Share Classes, Prospectuses

dated February 29, 2008)

JPMorgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

(All Share Classes, Prospectuses

dated July 1, 2007)

JPMorgan U.S. Equity Funds

JPMorgan Capital Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

(All Share Classes, Prospectuses

dated November 1, 2007)

JPMORGAN TRUST II

JPMorgan Municipal Bond Funds

JPMorgan Michigan Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

(All Share Classes, Prospectuses

dated July 1, 2007)

Supplement dated May 5, 2008 to the Prospectuses

as dated above, and as supplemented from time to time

The following language appears in the “What are the Fund’s main investment strategies?” section of each Fund’s Prospectus:

The Fund is non-diversified as defined in the Investment Company Act of 1940.

Effective immediately, the above language is replaced by the following:

The Fund is diversified as defined in the Investment Company Act of 1940.

In addition, the paragraph titled either Non-Diversified Fund Risk or Non-Diversification Risk under “The Fund’s Main Investment Risks” section of each Fund’s Prospectus is hereby deleted in its entirety.

Also, the applicable section entitled Foreign and other market conditions, Market conditions or Market conditions affecting equity securities in the Risk and Reward Elements for the Funds chart under "Potential Risks" is amended to either remove the last bullet point regarding non-diversification or except each applicable Fund therefrom.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-DIV-508

JPMORGAN TRUST I

JPMorgan International Equity Funds

JPMorgan Asia Equity Fund

JPMorgan International Equity Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid Japan Fund

(All Share Classes, Statement of Additional
Information dated February 29, 2008)

JPMorgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

(All Share Classes, Statement of Additional
Information dated July 1, 2007)

JPMorgan U.S. Equity Funds

JPMorgan Capital Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

(All Share Classes, Statement of Additional
Information dated November 1, 2007)

JPMORGAN TRUST II

JPMorgan Municipal Bond Funds

JPMorgan Michigan Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

(All Share Classes, Statement of Additional
Information dated July 1, 2007)

Supplement dated May 5, 2008 to the Statements of Additional

Information as dated above, and as supplemented from time to time

The language below is added as a fundamental investment restriction in each applicable Statement of Additional Information under the heading "Investment Restrictions – Fundamental Investment Restrictions" for each of the Funds listed above. The following is not added as a fundamental investment restriction for any other Fund in such Statements of Additional Information.

None of the Funds may:

Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-DIV-508